Average Annual Total Returns{- Fidelity Michigan Municipal Income Fund} - 12.31 Fidelity Michigan Municipal Funds Combo PRO-10 - Fidelity Michigan Municipal Income Fund	Fidelity Michigan Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Michigan Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Michigan Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Michigan Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Michigan Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Michigan Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Michigan Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Michigan Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Michigan Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB032 Past 1 year	LB032 Past 5 years	LB032 Past 10 years
Total	5.11%	3.68%	4.34%	5.02%	3.57%	4.26%	4.03%	3.41%	4.08%	5.21%	3.91%	4.63%	5.62%	4.14%	4.90%